Senior Secured Notes	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Senior Secured Notes
Note 6 – Senior Secured Notes

On February 4, 2013, the Company issued a senior secured note to Lambda Investors LLC in the principal amount of $1.3 million. The note bore interest at the rate of 12% per annum and was scheduled to mature on August 4, 2013, at which time all principal and accrued interest was due. However, the Company paid amounts due under the note on May 22, 2013 with the cash proceeds from the rights offering that closed in May 2013.  In connection with the note, the Company paid Lambda Investors an 8%, or $104,000, sourcing/transaction fee. In addition, the Company paid Lambda Investors’ legal fees and other expenses incurred in connection with the note in the amount of $50,000 as well as Lambda Investors’ legal fees and other expenses incurred in connection with the May 2013 rights offering in the amount of $50,000.   Those payments totaling $204,000 are reflected as amortization of debt discount.

On November 12, 2013, the Company issued a senior secured note to Lambda Investors LLC in the principal amount of $1.5 million. The note bore interest at the rate of 12% per annum and was scheduled to mature on May 12, 2014, at which time all principal and accrued interest was due. However, the Company paid amounts due under the note on March 18, 2014 with the cash proceeds from the rights offering that closed in March 2014. In connection with the note, the Company paid Lambda Investors an 8%, or $120,000, sourcing/transaction fee. In addition, the Company paid Lambda Investors’ legal fees and other expenses incurred in connection with the note in the amount of $75,000. Those payments totaling $195,000 were made on November 12, 2013 and are reflected as a debt discount which is being amortized over the term of the senior secured note. Approximately $53,000 is reflected as amortization of debt discount on the consolidated statements of operations and comprehensive loss for the year the ended December 31, 2013.

On March 21, 2014 the Company completed a rights offering which resulted in gross proceeds of $2.1 million.  A portion of the proceeds was used for the repayment of a $1.5 million note, plus all accrued interest thereon of $61,000.  See Note 13, Subsequent Events, for further discussion.